CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Retained earnings (Accumulated deficit) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2008	$ 93,322	$ 46	$ 129,827	$ (1,616)	$ (15,157)	$ (20,605)	$ 827
Balance, shares at Dec. 31, 2008		5,208,940
Recognition of derivatives liabilities related to adoption of FASB ASC 815-40-15	(161)		(6,152)			5,991
Net loss	(15,275)					(15,570)	295
Unrealized loss on marketable securities	(103)			(103)
Reclassification adjustment to income on marketable securities	78			78
Total comprehensive loss	(15,300)
Stock-based compensation	2,031		2,031
Dividend to noncontrolling interest	(26)						(26)
Purchase of treasury stocks	(83)				(83)
Purchase of treasury stocks, shares		(11,249)
Exercise of employees stock options and vested RSUs	6		6
Exercise of employees stock options and vested RSUs, shares		63,578
Issuance of shares and warrants in connection with previously acquired subsidiaries	2,505	2	2,503
Issuance of shares and warrants in connection with previously acquired subsidiaries, shares		203,365
Issuance of shares, net	380	4	376
Issuance of shares, net, shares		341,144
Balance at Dec. 31, 2009	82,674	52	128,591	(1,641)	(15,240)	(30,184)	1,096
Balance, shares at Dec. 31, 2009		5,805,778
Net loss	(38,149)					(38,204)	55
Reclassification adjustment to income on marketable securities	104			104
Total comprehensive loss	(38,045)
Stock-based compensation	1,506		1,506
Dividend to noncontrolling interest	(93)						(93)
Vested RSUs			(3,196)		3,196
Vested RSUs, shares		124,270
Balance at Dec. 31, 2010	46,042	52	126,901	(1,537)	(12,044)	(68,388)	1,058
Balance, shares at Dec. 31, 2010		5,930,048
Net loss	(32,467)					(32,376)	(91)
Total comprehensive loss	(32,467)
Stock-based compensation	1,208		1,208
Dividend to noncontrolling interest	(216)						(216)
Issuance of shares, net	1,028	4	1,024
Issuance of shares, net, shares		169,000
Vested RSUs			(2,589)		2,589
Vested RSUs, shares		211,930
Balance at Dec. 31, 2011	$ 15,595	$ 56	$ 126,544	$ (1,537)	$ (9,455)	$ (100,764)	$ 751
Balance, shares at Dec. 31, 2011		6,310,903